Intangible assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	₽ 13,126	₽ 10,501
Ending balance	91	13,126
Gross amount of fully amortized intangible assets	5	929
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	17,689	14,628
Additions	321	234
Additions from business combinations	150	2,985
Disposals	(160)	(158)
Assets held for sale	(17,765)
Ending balance	235	17,689
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(4,563)	(4,127)
Amortization charge	(731)	(548)
Impairment	(12,795)	(47)
Disposals	180	159
Assets held for sale	17,765
Ending balance	(144)	(4,563)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	8,592	7,084
Ending balance		8,592
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	8,592	7,084
Additions from business combinations	132	1,508
Assets held for sale	(8,724)
Ending balance		8,592
Goodwill | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Impairment	(8,724)
Assets held for sale	8,724
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	2,377	2,495
Ending balance		2,377
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	5,686	5,485
Additions from business combinations		201
Assets held for sale	(5,686)
Ending balance		5,686
Customer relationships | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(3,309)	(2,990)
Amortization charge	(324)	(319)
Impairment	(2,053)
Assets held for sale	5,686
Ending balance		(3,309)
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance		183
Licenses | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Assets held for sale	(183)
Ending balance		183
Licenses | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Impairment	(183)
Assets held for sale	183
Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	1,425	590
Ending balance	89	1,425
Computer Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	2,408	1,473
Additions	277	111
Additions from business combinations	6	896
Transfer between groups	102	37
Disposals	(136)	(109)
Assets held for sale	(2,432)
Ending balance	225	2,408
Computer Software | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(983)	(883)
Amortization charge	(353)	(212)
Impairment	(1,395)
Disposals	163	112
Assets held for sale	2,432
Ending balance	(136)	(983)
Trade marks and brands
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	402	27
Ending balance		402
Trade marks and brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	628	248
Additions from business combinations		380
Assets held for sale	(623)
Ending balance	5	628
Trade marks and brands | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(226)	(221)
Amortization charge	(41)	(5)
Impairment	(361)
Assets held for sale	623
Ending balance	(5)	(226)
Advances for intangibles, CIP and others
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	147	122
Ending balance	2	147
Advances for intangibles, CIP and others | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	192	155
Additions	44	123
Additions from business combinations	12
Transfer between groups	(102)	(37)
Disposals	(24)	(49)
Assets held for sale	(117)
Ending balance	5	192
Advances for intangibles, CIP and others | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(45)	(33)
Amortization charge	(13)	(12)
Impairment	(79)	(47)
Disposals	17	47
Assets held for sale	117
Ending balance	₽ (3)	₽ (45)